Accounts receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	Accounts receivable

	Note	December 31, 2024	December 31, 2023
Trade	10	$69,411	$65,386
Holdbacks		791	363
Accrued trade receivables		71,933	16,556
Contract receivables		$142,135	$82,305
Other		23,935	15,550
		$166,070	$97,855